AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 1999
                                               SECURITIES ACT FILE NO. 333-77589
                                       INVESTMENT COMPANY ACT FILE NO. 811-09325

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-2
|X|           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|X|                      PRE-EFFECTIVE AMENDMENT NO. 1
|_|                      POST-EFFECTIVE AMENDMENT NO.


                                     AND/OR

|X|                      REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940

|X|                              AMENDMENT NO. 1

                                  ------------

                                   METS TRUST
               (Exact Name of Registrant as Specified in Charter)


                        C/O DEUTSCHE BANK SECURITIES INC.
                               130 LIBERTY STREET
                            NEW YORK, NEW YORK 10006


                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 250-2500

                                 PAUL CAMBRIDGE
                               130 LIBERTY STREET
                            NEW YORK, NEW YORK 10006

                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            Michael M. Wiseman, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

                                  ------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement.

      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.[_]

      It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

      If appropriate, check the following box:

      [_] This amendment designates a new effective date for a previously filed registration statement.

      [_] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-________.

                                  ------------



      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTION PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                                   METS TRUST

                              CROSS-REFERENCE SHEET



                            PART A & B OF PROSPECTUS*

 ITEM
NUMBER                     CAPTION                                    LOCATION IN PROSPECTUS
------                     -------                                    ----------------------

  1.   Outside Front Cover......................................... Front Cover Page
  2.   Cover Pages; Other Offering Information..................... Front Cover Page; Underwriting
  3.   Fee Table and Synopsis...................................... Prospectus Summary
  4.   Financial Highlights........................................ Not Applicable
  5.   Plan of Distribution........................................ Front Cover Page; Prospectus Summary; Underwriting
  6.   Selling Shareholders........................................ Not Applicable
  7.   Use of Proceeds............................................. Prospectus Summary-The Trust's Investment
                                                                     Policies; Use of Proceeds; Investment Objective and Policies
  8.   General Description of the Registrant....................... Front Cover Page; Prospectus Summary;
                                                                     The Trust; Investment Objective and Policies; Risk Factors
  9.   Management.................................................. The Trust
 10.   Capital Stock, Long-Term Debt, and Other Securities......... Investment Objective and Policies; Description of
                                                                     the METS; Certain Federal Income Tax Considerations
 11.   Defaults and Arrears on Senior Securities................... Not Applicable
 12.   Legal Proceedings........................................... Not Applicable
 13.   Table of Contents of the Statement
        of Additional Information.................................. Not Applicable
 14.   Cover Page.................................................. Not Applicable
 15.   Table of Contents........................................... Not Applicable
 16.   General Information and History............................. The Trust
 17.   Investment Objective and Policies........................... Investment Objective and Policies
 18.   Management.................................................. The Trust
 19.   Control Persons and Principal Holders of Securities......... The Trust
 20    Investment Advisory and Other Services...................... The Trust
 21.   Brokerage Allocation and Other Practices.................... Investment Objective and Policies
 22.   Tax Status.................................................. Certain Federal Income Tax Considerations
 23.   Financial Statements........................................ Statement of Assets and Liabilities

---------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

RED HERRING INFORMATION


The information in this Prospectus is not complete and may be changed. A registration statement relating to the securities has been filed with the Securities and Exchange Commission. We may not sell these securities until this registration statement is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer, solicitation or sale is not permitted.

                   SUBJECT TO COMPLETION, DATED JULY 20, 1999


                               _______ SECURITIES


                                   METS Trust

                       $____ Mandatory Exchangeable Trust
                                Securities (METS)
         (Subject to exchange into Shares of Common Stock of [Company])

                           ---------------------------


     The Trust is a newly created New York business trust. The METS represent all of the beneficial interest in the Trust. When the Trust issues the METS, it will own U.S. Treasury securities and a prepaid forward contract for the purchase of [Company] Common Stock.

     For each METS that you buy, you will receive a quarterly cash distribution of $[ ] on each [ January , April , July and October ,] starting [ October] , 1999 and ending when the Trust terminates. Those cash distributions will be made from payments on the U.S. Treasury securities that the Trust holds when it issues the METS.

     The Trust will hold a prepaid forward contract to purchase [Company] Common Stock from [Seller]. The Trust will terminate on or shortly after [ July] , 2002. When the Trust terminates, [Seller] will deliver, at its option, either cash or [Company] Common Stock to the Trust. The Trust will then deliver this cash or stock to you. The cash or number of shares of [Company] Common Stock that [Seller] will deliver and you will receive will depend on the price of [Company] Common Stock during the twenty business days before the date the Trust terminates. If the average price of [Company] Common Stock over this period is:


     o more than $_______ per share, you will receive 0.__ shares of Common Stock, or the cash equivalent, for each METS you own.

     o more than $_______ per share but less than $______ per share, you will receive Common Stock worth $_______, or the cash equivalent, for each METS you own.

     o $_______ or less, you will receive one share of Common Stock, or the cash equivalent, for each METS you own.


     The last reported sale price of [Company] Common Stock on [ July __, 1999] was $[ ] per share. The Trust will apply to list the METS on the __________________ under the symbol "____".


     The Trust's securities have no history of public trading. Typically, shares of closed-end funds, such as the Trust, trade at a discount from net asset value. This characteristic of shares of closed-end investment companies is a risk separate from the risk that the Trust's net asset value will fall. The Trust cannot predict whether the METS will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount is more pronounced for investors who wish to sell their investments soon after completion of this offering.

                           ---------------------------

     This Prospectus sets forth concisely information about the Trust that you should know before investing. You are advised to read this Prospectus and to retain it for future reference. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge.

                           ---------------------------

     SEE "RISK FACTORS" BEGINNING ON PAGE 21 OF THIS PROSPECTUS FOR A DISCUSSION OF SOME OF THE RISKS INVOLVED IN INVESTING IN THE METS.

                          ---------------------------

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE METS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           ---------------------------

                                 Per METS                    Total

Price to Public...................$________..................$________
Sales Load........................Not applicable.............Not applicable
Proceeds to the Trust.............$________..................$________

     The Trust has granted to the Underwriters an option for 30 days to purchase up to _______ additional METS at the Price to Public per METS to cover over-allotments. See "Underwriting".
                           ---------------------------

                            DEUTSCHE BANC ALEX. BROWN

                           ---------------------------
                     The date of this Prospectus is , 1999.

                               PROSPECTUS SUMMARY

          This summary is not a complete description of the Trust or the METS. It does not contain all the information that may be important to you. To understand this offering fully, you must read this entire Prospectus carefully, including the Risk Factors beginning on page 21.

          A Glossary is included in this Prospectus, beginning on page 29. You should refer to the Glossary if you wish to understand the terms used in this Prospectus in detail.

THE TRUST

          The Trust is a newly organized trust that exists only to offer the METS. The only activities of the Trust will be to issue the METS and to invest in the U.S. Treasury securities and forward contracts described in this Prospectus.

THE TRUST'S INVESTMENT OBJECTIVE


          The Trust's investment objective is to give the holder of each METS a quarterly cash distribution of $____ and, on [ July] __, 2002 (the "Exchange Date"), between 0.____ and 1 shares of Common Stock (or cash equal to the value of some or all of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single METS will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date.


          o If the average market price is more than $_______ per share, you will receive 0.__ shares of [Company] Common Stock, or the cash equivalent, for each METS you own.

          o If the average market price is more than $_______ per share but less than $_______ per share, you will receive Common Stock worth $_______ , or the cash equivalent, for each METS you own.

          o If the average market price is $_______ or less, you will receive one share of Common Stock, or the cash equivalent, for each METS you own.

This formula will be adjusted if the Company takes steps that combine, split or dilute the value of the Common Stock. If this formula would require the Trust to deliver a fraction of a share of Common Stock to any holder, the Trust will instead deliver cash equal to the same fraction of the value of a share of Common Stock.

          Because of this formula, the holders of the METS will receive part of any increase in the value of the Common Stock above $_____. However, the holders of the METS will not receive any increase in the value of the Common Stock unless that value rises higher than $____. The holders will bear the entire amount of any fall in the value of the Common Stock.

          For more detail, please see "Investment Objective and Policies--General".

THE TRUST'S INVESTMENT POLICIES

          To achieve its investment objective, the Trust will invest all the proceeds of the METS in:

          o "Stripped" U.S. Treasury securities that will mature during each quarter over the term of the Trust. The Trust will use the payments it receives as these U.S. Treasury securities mature to pay the quarterly distributions on the METS.


          o Prepaid forward contracts to purchase Common Stock (the "Contracts") with one or more stockholders of the Company (each of which is referred to as a "Seller"). Each Seller will be required to deliver shares of Common Stock to the Trust on the Exchange Date. Alternatively, the Sellers may choose to deliver the equivalent amount of cash. If the Sellers perform their obligations, these Contracts will provide the Trust with the shares of Common Stock or cash that the Trust must deliver in exchange for the METS on the Exchange Date.

          Each Seller will pledge collateral to the Trust to secure that Seller's obligations under its Contract. The collateral will initially be the shares of Common Stock that the Seller must deliver under the Contract. However, if a Seller complies with its obligations under the Contract and its pledge, the Seller may deliver U.S. Treasury securities as substitute collateral.

          The Trust will not change its investments, even if the value of the Contracts or the Common Stock falls significantly or the financial condition of the Company suffers. Furthermore, because the Trust is a grantor trust for purposes of the U.S. federal tax laws, the trustees of the Trust will not have the power to change the Trust's investments.

          For more detail, please see "Investment Objective and Policies--General" and "--Investment Restrictions".

THE OFFERING


          The Trust is offering _________ METS to the public at a purchase price of $____ per METS. This price is equal to the last reported sale price of the Common Stock on the date of this Prospectus. The METS are being offered through Deutsche Bank Securities Inc. [and _____________] (the "Underwriters").


          In addition, the Trust has granted the Underwriters an option to purchase up to _______ additional METS. These METS may only be used to cover over-allotments. For more detail, please see "Underwriting".

THE METS

          GENERAL. The Trust will pass through to the holders of the METS all payments that it receives on the U.S. Treasury securities that it purchases with the proceeds of the METS. Similarly, the Trust will deliver to the holders of the METS all shares of Common Stock, or cash, that it receives from the Sellers under the Contracts.


          DISTRIBUTIONS. The holder of each METS will receive a distribution of $____ each quarter. The Trust will pay these distributions on each [ January __, April __, July __ and October __]. However, if the Trust would be required to make a distribution on a Saturday, Sunday or legal holiday, that distribution will instead be paid on the next business day. Each payment will be made to the holder of the METS whose name appears in the books of the Trust on the Business Day before the applicable payment date. The first distribution will be payable on [ October __], 1999 to holders of record on the previous Business Day.


          The only source of cash for the quarterly distributions on the METS will be the cash received from the U.S. Treasury securities purchased by the Trust with the proceeds of the METS. Part of each year's distributions on the METS should be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of the METS--Tax Treatment of Distributions".

          EXCHANGE FOR COMMON STOCK. On the Exchange Date, each METS will be exchanged automatically for between 0.__ shares and one share of Common Stock. However, if the Sellers deliver cash instead of Common Stock under the Contracts, the holders of the METS will receive cash instead of Common Stock on the Exchange Date. The amount of cash will be based on the average market price of the Common Stock during the twenty business days before the Exchange Date. The number of shares of Common Stock or amount of cash that will be delivered in exchange for the METS will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock.

          Holders of METS may receive cash or other common equity securities listed on a U.S. National securities exchange or reported by the NASDAQ National Market ("Marketable Securities"), rather than shares of Common Stock, if the Company merges with another entity, the Company is liquidated, or certain similar events occur.

          In addition, if a Seller defaults under its Contract or its collateral arrangements, that Seller's Contract would be accelerated. The holder of each METS would then receive an early distribution of shares of Common Stock (or Marketable Securities), cash, or a combination of Common Stock and cash, instead of a portion of the Common Stock or cash that would otherwise be delivered on the Exchange Date.

          For more detail, please see "Investment Objective and Policies--The Contracts".




          VOTING RIGHTS. Holders will have the right to vote on changes to the terms of the METS, on the replacement of the trustees and the custodian, paying agent, transfer agent, registrar and other agents of the Trust, and on other matters affecting the Trust, as described below under the caption "Description of the METS". However, holders of the METS will not have any voting rights with respect to the Common Stock until they actually receive shares of Common Stock in exchange for the METS. For more detail, please see "Description of the METS--Voting".

          LISTING. The Trust will apply to list the METS on the ____________________ (the "_______") under the symbol ___.

THE COMPANY

          [Insert Description of the Company.]

          The Company has prepared a prospectus that describes the Company and the Common Stock. This Company prospectus is attached as Annex A to this Prospectus. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the METS.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

          The Trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that under these tax laws, each holder will be treated as if it owned directly its proportionate share of the assets held by the Trust. Similarly, income and original issue discount received by the Trust will generally be treated as income of the holders.

          Under the U.S. federal income tax laws, the U.S. Treasury securities held by the Trust will be treated as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. However, when the Trust actually receives cash on these U.S. Treasury securities, these cash payments will not be included in the Trust's income. Instead, these payments should reduce the aggregate tax basis of the METS. A holder will have taxable gain or loss if the Trust receives cash instead of Common Stock.

          Distributions on the METS are payments of non-taxable principal and taxable interest on U.S. Treasury securities, not taxable dividends, and they are likewise not eligible for the dividend received deduction.

          Holders should be aware that the assets of the Trust could be characterized differently under the federal income tax laws. Other characterizations could require holders to include more interest in income than they would under the analysis outlined above. For more detail, please see "Certain Federal Income Tax Considerations".

RISK FACTORS

          An investment in the METS involves risk. Some of the risks of an investment in the METS are described under "Risk Factors", beginning on page 21. These risks include the following:

          o The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers. The holders will bear the entire amount of any fall in the value of the Common Stock.

          o Similarly, the U.S. Treasury securities held by the Trust will not be disposed of before their respective maturities or the termination of the Trust, whichever comes first, even if the price of those U.S. Treasury securities falls significantly.

          o If the price of Common Stock rises, a holder of a METS will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Common Stock over $____. On the other hand, holders of METS will suffer any fall in the value of the Common Stock.

          o The distributions on the METS will be higher than the annual dividends paid on the Common Stock in the past year. However, the dividend on the Common Stock may be raised to a level higher than the distributions on the METS, which will not increase.


          o The number of shares of Common Stock or amount of cash that holders may receive on the Exchange Date will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock. The number of shares to be received by holders may not be adjusted for other events that may adversely affect the price of the Common Stock.

          o The only assets held by the Trust will be the U.S. Treasury securities and the Contracts. An investment in the Trust will be riskier than an investment in an investment company with diversified investments.

          o The trading prices of the METS in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions. The trading prices of the METS will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

          o There can be no assurance that a secondary market will develop for the METS or that, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the METS.

          o Holders of the METS will not be entitled to any rights with respect to the Common Stock unless and until they actually receive Common Stock in exchange for the METS. For example, holders of METS will not be entitled to vote the shares of Common Stock or receive dividends.

FEES AND EXPENSES

          UNDERWRITERS' COMPENSATION. The Sellers will compensate the Underwriters for the offering of the METS because a significant portion of the proceeds of the sale of the METS will be used by the Trust to purchase the Contracts from the Sellers. The Underwriting Agreement requires the Sellers to pay the Underwriters $____ for each METS sold in the offering.

          ORGANIZATIONAL AND OFFERING COSTS. The organizational costs of the Trust will be approximately $10,000. The costs of the Trust in connection with the offering of the METS will be approximately $_______. The Sellers will pay these organizational and offering costs.

          COSTS OF OTHER SERVICE PROVIDERS. At the closing of the offering of the METS, the Sellers will make a one-time, up-front payment to the Administrator, the Custodian, the Paying Agent and each Trustee as compensation for its services to the Trust. The Sellers will also pay the Administrator $_____ to cover the anticipated expenses of the Trust over the term of the Trust. The Sellers will also pay any on-going expenses of the Trust above these estimated amounts and reimburse the Trust for any amounts it may pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

          DISCLOSURE REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION. The Securities and Exchange Commission (the "SEC") requires the Trust to present its expenses in the following format. The SEC intends that this requirement assist investors in understanding the various costs and expenses that an investor in the METS will bear directly or indirectly.

          Because the Trust will not bear any fees or expenses, investors will not bear any expenses directly. The only expenses that an investor might be considered to be bearing indirectly are (i) the compensation that each Seller will pay to the Underwriters for selling that investor's METS and (ii) the ongoing expenses of the Trust that the Sellers will pay at the closing of the offering.

INVESTOR TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)............................. ___%
Dividend Reinvestment and Cash Purchase Plan Fees..........................  N/A

ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)
Management Fees............................................................   0%
Other Expenses............................................................. ___%
   Total Annual Expenses...................................................    %
                                                                            ===

          The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. YOU SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVE AND POLICIES--GENERAL". ADDITIONALLY, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.


     EXAMPLE                                                  1 YEAR     3 YEARS
     -------                                                  ------     -------
     You would bear the following expenses (i.e.,
     the applicable sales load and allocable portion
     of annual expenses paid by the Sellers) on a $1,000
     investment, assuming a 5% annual return................  $          $

                                    THE TRUST

CREATION AND FORM OF THE TRUST


          The Trust is a newly organized New York trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Trust was formed on May 3, 1999 under a trust agreement, which was amended and restated as of , 1999 to reflect the terms of this offering. The address of the Trust is 130 Liberty Street, New York, New York 10006 (telephone no. (212) 250-2500).


TRUST TERMINATION

          The Trust will terminate automatically on or shortly after the Exchange Date. Alternatively, if all Contracts are accelerated because of a Reorganization Event or a Collateral Event of Default, then any U.S. Treasury securities then held in the Trust will be liquidated by the Administrator and the proceeds distributed pro rata to the holders, together with the shares or cash distributed upon acceleration, and the Trust will be terminated. See "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration".

THE TRUSTEES

          The Trust will be internally managed by three Trustees. One of the Trustees will be designated as the "Managing Trustee" of the Trust. The Trustees will be responsible for the general management and operations of the Trust. However, the Trustees will not have the power to vary the investments held by the Trust.


          The individuals who have been elected by Deutsche Bank Securities Inc., as the sponsor of the Trust, to serve as the Trustees are set forth below. The Sellers will pay each Trustee, on behalf of the Trust, a one-time, up-front fee to cover the Trustee's annual fee and anticipated out-of-pocket expenses. The Managing Trustee will also receive an additional up-front fee for serving in that capacity. The names, ages, addresses and titles of the Trustees, their principal occupations during the past five years, and their compensation are as follows:


                                                         PRINCIPAL
                                                     OCCUPATION DURING
 NAME, AGE AND ADDRESS       TITLE                     PAST FIVE YEARS            COMPENSATION
 ---------------------       -----                     ---------------            ------------
                             Managing Trustee                                      $
                             Trustee                                               $
                             Trustee                                               $

          None of the Trustees is an "interested person" of the Trust as defined in the Investment Company Act. None of the Trustees is a director, officer or employee of the Underwriters or of the Administrator, or of any affiliate of the Underwriters or the Administrator. Each of the Trustees serves as a trustee of other similar trusts, but none of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

OTHER SERVICE PROVIDERS


          ADMINISTRATOR. The day-to-day affairs of the Trust will be managed by ___________________, as Trust Administrator under an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Trust Administrator, including the duties to:


          o    receive invoices for expenses incurred by the Trust;

          o with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust);

          o instruct the Trust's Paying Agent to pay the distributions on the METS;




          o prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust and keep all the Trust's books and records;

          o at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and

          o make all necessary arrangements for meetings of the Trustees and any meetings of holders.

          The Administrator will not select the independent public accountants for the Trust. The Administrator also will not sell any of the Trust's assets, except (1) when the Contracts require a delivery by the Trust, (2) when the collateral agreements securing the Contracts require the Trust to liquidate collateral posted by a Seller, and (3) when the Trust terminates.

          Either the Trust or the Administrator may terminate the Administration Agreement by giving 60 days' written notice. However, no termination will become effective until a replacement Administrator has accepted the duties of the Administrator.

          The address of the Administrator is _________________________________.

          CUSTODIAN. The assets of the Trust will be held by ____________________ as the Trust's Custodian under a Custodian Agreement. If the Custodian Agreement is terminated by the Trust or the Custodian resigns, the Trust must engage a new Custodian to hold the Trust assets. Under the Custodian Agreement, the Custodian must invest all cash received by the Trust and not paid to cover Trust expenses in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date.

          COLLATERAL AGENT. The Custodian will also act as Collateral Agent under the Collateral Agreements with the Sellers. The Collateral Agent will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets pledged by the Sellers under the Contracts.

          PAYING AGENT. ____________________ will serve as the transfer agent, registrar and paying agent (the "Paying Agent") for the METS under a Paying Agent Agreement. If the Paying Agent Agreement is terminated by the Trust or the Paying Agent resigns, the Trust will use its best efforts to engage a new Paying Agent.

          Except for its roles as Administrator, Custodian, Collateral Agent and Paying Agent, ____________________ has no other affiliation with, and is not engaged in any other transactions with, the Trust.

INDEMNIFICATION

          The Trust will indemnify each Trustee, the Administrator, the Custodian, the Collateral Agent and the Paying Agent against any liabilities or costs (including the costs of defending against any liability) that it may incur in acting in that capacity, except for willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits that indemnification. The Sellers have agreed to reimburse the Trust for any amounts it may be required to pay under these indemnifications.

ESTIMATED EXPENSES OF THE TRUST

          In addition to the Trustees' compensation described above, at the closing of this offering the Sellers will pay to the Administrator, the Custodian and the Paying Agent a one-time, up-front amount totaling $_______ to cover their fees. The Sellers will also pay the Administrator a one-time up-front amount totaling $________ to cover anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things:

          o    expenses for legal and independent accountants' services;

          o costs of printing proxies, securities certificates and holder reports;

          o    expenses of the Trustees;

          o    fidelity bond coverage; and

          o any expenses of qualifying the METS for sale in the various states.


In addition, the Sellers will pay, on behalf of the Trust, organization costs of the Trust in the amount of $__________ and estimated costs of the Trust in connection with the initial registration and public offering of the METS in the amount of $_______.

          The amount payable to the Administrator to cover ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. The Sellers have agreed to pay any excess expenses beyond this amount. If the Sellers do not pay those excess expenses, the Trust will have to pay them, which will reduce the amount available to distribute to holders.

VALUATION OF TRUST ASSETS

          In calculating the net asset value of the Trust as required by the Investment Company Act, the Amended and Restated Trust Agreement provides that
(i) the U.S. Treasury securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees, (ii) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (iii) the Contracts will be valued on the basis of the bid price received by the Trust for the Contracts, or any portion of the Contracts covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Trustees who is in the business of making bids on financial instruments similar to the Contracts and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Trustees.

                                USE OF PROCEEDS

          The net proceeds of this offering will be used immediately upon the closing of this offering to

          o purchase a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the METS, and

          o    pay the purchase price to the Sellers under the Contracts.

                        INVESTMENT OBJECTIVE AND POLICIES


GENERAL

          The Trust's investment objective is to give the holder of each METS a quarterly cash distribution of $____ and, on the Exchange Date, between 0.____ and 1 shares of Common Stock (or cash equal to the value of some or all of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single METS will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date. To achieve this objective, the Trust will use the proceeds of the METS to buy and hold:


          o a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through [ July] __, 2002; and


          o    the Contracts relating to the Common Stock.

          The number of shares of Common Stock that will be delivered in exchange for each METS is the "Exchange Rate". The Exchange Rate will vary in accordance with a formula, depending on the "Average Market Price" of the Common Stock on the Exchange Date:

          o if the Average Market Price is more than the Appreciation Threshold Price, the Exchange Rate will be 0.__ shares of Common Stock;

          o if the Average Market Price is more than the Initial Price but less than the Appreciation Threshold Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price; and

          o if the Average Market Price is the Initial Price or less, the Exchange Rate will be one share of Common Stock.

          This formula will be adjusted if the Company takes steps that combine, split or dilute the value of the Common Stock. See "--The Contracts--Dilution Adjustments". The Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders who would otherwise receive fractional shares on the Exchange Date will instead receive cash.

          The "Average Market Price" per share of Common Stock on any date means the average Closing Price of a share of Common Stock on the 20 Trading Days immediately prior to but not including that date.

          The "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on that date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by the NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "--The Contracts--Dilution Adjustments" occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of that event.

          A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

          For illustrative purposes only, the following chart shows the number of shares of Common Stock that a holder would receive for each METS at various Average Market Prices. The chart assumes that there would be no dilution adjustments as a result of any of the events described under "--The Contracts--Dilution Adjustments". There can be no assurance that the Average Market Price on the Exchange Date will be within the range set forth below. Given the Initial Price of $____ per METS and the Appreciation Threshold Price of $____, a
holder would receive the following numbers of shares of Common Stock per METS on the Exchange Date:


       AVERAGE MARKET PRICE                 NUMBER OF SHARES
         OF COMMON STOCK                    OF COMMON STOCK
-------------------------------     -------------------------------










          Holders of METS may receive cash or other Marketable Securities, rather than shares of Common Stock, if the Company merges with another entity, the Company is liquidated, or certain similar events occur. If one of these events would require the Trust to deliver cash in exchange for the METS, this delivery would take place before [ July] __, 2002. See "--The Contracts--Reorganization Events".


          In addition, if a Seller defaults under its Contract or its collateral arrangements, that Seller's contract would be accelerated. The holder of each METS would then receive an early distribution of shares of Common Stock (or Marketable Securities), cash, or a combination of Common Stock and cash, instead of a portion of the Common Stock or cash that would otherwise be delivered on the Exchange Date. See "--The Contracts--Collateral Arrangements; Acceleration".

          A fundamental policy of the Trust is to invest at least 70% of its total assets in the Contracts. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust. The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding METS. A "majority of the Trust's outstanding METS" means the lesser of (i) 67% of the METS represented at a meeting at which more than 50% of the outstanding METS are represented, and (ii) more than 50% of the outstanding METS.

          The value of the Common Stock (or cash or Marketable Securities received in lieu of Common Stock) that will be received by holders under the METS may be more or less than the amount paid for the METS offered hereby.

THE COMPANY

          [Insert description of the Company.]


          The shares of Common Stock are traded on the [New York Stock Exchange]. The following table sets forth, for the calendar quarters indicated, the reported high and low sales prices of the shares of Common Stock on the [New York Stock Exchange Composite Tape] and the cash dividends per share of Common Stock. As of [ July] __, 1999, there were ____ record holders of the Common Stock, including The Depository Trust Company, which holds shares of Common Stock on behalf of an indeterminate number of beneficial owners.

                                                                        DIVIDEND
                                               HIGH         LOW        PER SHARE
                                              ------       -----       ---------
1997
   1st Quarter............................
   2nd Quarter............................
   3rd Quarter............................
   4th Quarter ...........................
1998
   1st Quarter............................
   2nd Quarter............................
   3rd Quarter............................
   4th Quarter............................
1999
   1st Quarter............................
   2nd Quarter............................
   3rd Quarter (through July __, 1999)....
                                              ------       -----       ---------


          Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions on the Common Stock) until receipt of shares of Common Stock by the holders as a result of the exchange of the METS for the Common Stock on the Exchange Date.


          Reference is made to the accompanying prospectus of the Company, dated [ July] __, 1999 (pages A-1 through A-_ hereto) which describes the Company and the shares of Common Stock deliverable to the holders upon mandatory exchange of the METS on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the METS. The Company prospectus relates to an aggregate of _________ shares of Common Stock (plus an additional _______ shares that may be delivered upon exercise of the Underwriters' over-allotment option).


THE CONTRACTS

          GENERAL. The Trust will enter into a Contract with each Seller obligating that Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares of Common Stock covered by that Contract. The aggregate initial number of shares of Common Stock under the Contracts will equal the aggregate number of METS offered hereby (which will be increased if the Underwriters exercise their over-allotment option).

          The aggregate purchase price that the Trust will pay for all the Contracts will be $______ (or $_____, if the Underwriters' over-allotment is exercised in full). This price will be paid on the closing date of this offering (or, for the portion of the Contracts relating to the METS to be sold under the Underwriters' over-allotment option, on the closing date for the exercise of that option). The purchase price of the Contracts was arrived at by arm's-length negotiation between the Trust and the Sellers taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the METS. All matters relating to the administration of the Contracts will be the responsibility of either the Administrator or the Custodian.

          DILUTION ADJUSTMENTS. The Exchange Rate will be adjusted if the Company (i) pays a stock dividend or makes a distribution with respect to the Common Stock in shares of that stock, (ii) subdivides or splits its outstanding shares of Common Stock, (iii) combines its outstanding shares of Common Stock into a smaller number of shares, or (iv) issues by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate will be adjusted as follows: for each share of Common Stock that would have been deliverable upon exchange before the adjustment, the holder will receive the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant to that reclassification), or fraction of such shares, that a shareholder who held one share of Common Stock immediately before that event would be entitled solely by reason of that event to hold immediately after that event.

          In addition, if the Company issues rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Then-Current Market Price of the Common Stock (as defined below) (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest), then the Exchange Rate will be adjusted pursuant to the following formula:


                    A = ER   x   OS + AS
                                 -------
                                 OS + PS
where

     A  = the Exchange Rate as adjusted
     ER = the Exchange Rate before the adjustment;
     OS = the number of shares of Common Stock outstanding immediately before the time (determined as described below) the adjustment is calculated by reason of the issuance of those rights or warrants;
     AS = the number of additional shares offered for subscription or purchase pursuant to those rights or warrants; and PS = the number of additional shares that the aggregate offering price of the shares so offered for subscription or purchase would purchase at the Then-Current Market Price.

To the extent that, after expiration of those rights or warrants, the shares offered by such rights or warrants are not actually delivered, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered.

          The "Then-Current Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, as described below, immediately before the earlier of the time that adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of those Trading Days, that Trading Day will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of those Trading Days, the most recently available Closing Price for the Common Stock before those five Trading Days will be the Then-Current Market Price. "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

          In addition, if the Company pays a dividend or makes a distribution to all holders of Common Stock, in either case, of evidences of its indebtedness or other non-cash assets (excluding any stock dividends or distributions in shares of Common Stock) or issues to all holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph of this subsection), then the Exchange Rate will be adjusted pursuant to the following formula:

              A  =  ER   x    T
                            -----
                            T - V
where

     A  = the Exchange Rate as adjusted
     ER = the Exchange Rate before adjustment;
     T  = the Then-Current Market Price per share of Common Stock; and
     V = the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator), as of the time the adjustment is calculated, of the portion of those evidences of indebtedness, non-cash assets or rights or warrants payable in respect of one share of Common Stock.

          In addition, if the Company distributes cash (other than an Excluded Distribution), by dividend or otherwise, to all holders of Common Stock or makes an Excess Purchase Payment, then the Exchange Rate will be adjusted pursuant to the following formula:

             A  =  ER   x    T
                            -----
                            T - D
where

     A  = the Exchange Rate as adjusted
     ER = the Exchange Rate before adjustment;
     T  = the Then-Current Market Price on the record date for that distribution; and
     D  = the amount of that distribution applicable to one share of common
          Stock that would not be a Permitted Dividend (or in the case of an Excess Purchase Payment, the aggregate amount of that Excess Purchase Payment divided by the number of outstanding shares of Common Stock on that record date).

          For purposes of these adjustments,

          (a) the term "Excluded Distribution" means any Permitted Dividend, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event;

          (b) the term "Permitted Dividend" means any quarterly cash dividend on the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Common Stock above ______%; and

          (c)  the term "Excess Purchase Payment" means the excess, if any, of
               (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination will be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.

          If any adjustment in the Exchange Rate must be calculated pursuant to the formulas described above, corresponding adjustments to the Initial Price and the Appreciation Threshold Price will be calculated.

          Dilution adjustments will be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business day after the record date for determination of holders of Common Stock entitled to receive that dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after that record date, at the time that dividend, distribution or issuance is announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of that transaction;
(iii) in the case of any Excess Purchase Payment for which the Company announces, at or before the time it commences the relevant share repurchase, the repurchase price for those shares to be repurchased, on the date of that announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Common Stock become entitled to payment with respect to that Excess Purchase Payment. There will be no adjustment under the Contracts for any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date for a dividend, distribution, issuance or repurchase is subsequently canceled by the Company, or that dividend, distribution, issuance or repurchase fails to receive requisite approvals or fails to occur for any other reason, then the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for that dividend, distribution, issuance or repurchase not been made. If after an announcement of a share repurchase, the Company reduces the repurchase price or repurchases fewer shares than announced, upon completion of that share repurchase, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for that repurchase been based on the actual price and amount repurchased. All adjustments will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate will be required unless that adjustment would require an increase or decrease of at least one percent in the Exchange Rate; provided, however, that any adjustments which by reason of the foregoing are not required to be made will be carried forward and taken into account in any subsequent adjustment.

          REORGANIZATION EVENTS. If a Reorganization Event occurs, the Exchange Rate will be adjusted such that, on the Exchange Date, each holder will receive for each METS cash in an amount equal to:

               (i) if the Transaction Value (as
          defined below) is more than the Appreciation Threshold Price, 0.__ multiplied by the Transaction Value,

               (ii) if the Transaction Value is more than the Initial Price but less than the Appreciation Threshold Price, the Initial Price,

               (iii) if the Transaction Value is the Initial Price or less, the Transaction Value;

provided, however, that if the consideration received by holders of Common Stock in such Reorganization Event includes securities or other property (other than Marketable Securities), then a majority in interest of the Sellers may, at their option (by joint notice delivered to the Administrator not later than the date of consummation of such Reorganization Event), elect to accelerate the Contracts by delivering to the Trust (as promptly as practicable after receipt thereof by the Sellers) the Applicable Portion of the total consideration received in such Reorganization Event in respect of the maximum number of shares of Common Stock subject to the Contracts. In such event the Custodian will liquidate the U.S. Treasury securities acquired by the Trust at closing of the Offering and then held by the Trust, and the proceeds of such liquidation, together with the total consideration received by the Trust from the Sellers, will be distributed to the Holders.

          "Applicable Portion", as applied to each type of consideration received in a Reorganization Event, means that portion of such type of consideration determined by multiplying the total amount of such consideration by a fraction, the numerator of which is the cash amount determined to be payable as a result of such Reorganization Event pursuant to the first sentence of this paragraph, and the denominator of which is the Transaction Value.

          In addition, to the extent that any Marketable Securities (as defined below) are received by holders of Common Stock in a Reorganization Event, then in lieu of delivering cash as provided above, the Sellers shall deliver a proportional amount of such Marketable Securities on the Exchange Date. If the Sellers deliver Marketable Securities on the Exchange Date, holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of those securities.

          "Reorganization Event" means (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

          "Transaction Value" means (i) for any cash received in a Reorganization Event, the amount of cash received per share of Common Stock,
(ii) for any property other than cash or Marketable Securities received in a Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of the property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in a Reorganization Event, an amount equal to the average Closing Price per share of those securities on the 20 Trading Days immediately before the Exchange Date multiplied by the number of those securities received for each share of Common Stock; provided that if no Closing Price for those Marketable Securities is determined for one or more (but not all) of those Trading Days, those Trading Days will be disregarded in the calculation of the average Closing Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all those Trading Days, the calculation in the preceding clause
(iii) will be based on the most recently available Closing Price for the Marketable Securities before those 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) will be adjusted if a dilution event of the type described above occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.

          For purposes of determining Transaction Value, the terms "Trading Day" and "Closing Price" will have the same meaning, as applied to the Marketable Securities, as these terms have as applied to the Common Stock for purposes of determining the Average Market Price.

          "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by the NASDAQ National Market.

          No dilution adjustments will be made for events, other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.


          COLLATERAL ARRANGEMENTS; ACCELERATION. Each Seller's obligations under the Contract between that Seller and the Trust initially will be secured by a security interest in the maximum number of shares of Common Stock covered by that Contract (adjusted in accordance with the dilution adjustment provisions of that Contract, described above), pursuant to a Collateral Agreement between that Seller and the Collateral Agent. Unless a Seller is in default in its obligations under its Collateral Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which those obligations are being substituted. The Collateral Agreements will provide that, if a Reorganization Event occurs, each Seller will pledge as alternative collateral any Marketable Securities received by it in exchange for the maximum number of shares of Common Stock covered by its Contract at the time of the Reorganization Event, plus cash in an amount equal to 100% of that Seller's Cash Delivery Obligations (or U.S. Government obligations having an aggregate market value when pledged and at daily mark-to-market valuations after that time of not less than 105% of those Cash Delivery Obligations). The Collateral Agent will be required, under the Collateral Agreements, to invest any such cash in U.S. Treasury securities maturing on or before [ July] __, 2002. A Seller's "Cash Delivery Obligations" will be the Transaction Value of any consideration other than Marketable Securities received by that Seller in exchange for the maximum number of shares covered by its Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged will be adjusted if any event requiring a dilution adjustment under the Contracts occurs. The Sellers will be permitted to substitute U.S. Government obligations for Marketable Securities pledged at the time of or after any Reorganization Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price per share of Marketable Securities at the time of each valuation times the number of shares of Marketable Securities for which those obligations are being substituted. The Collateral Agent will promptly pay over to each Seller any dividends, interest, principal or other payments received by the Collateral Agent on any collateral pledged by that Seller, including any substitute collateral, unless that Seller is in default of its obligations under its Collateral Agreement, or unless the payment of that amount to that Seller would cause the collateral to become insufficient under its Collateral Agreement. Each Seller will have the right to vote any pledged shares of Marketable Securities for so long as those shares are owned by it and pledged under its Collateral Agreement, including after an event of default under that Seller's Contract or Collateral Agreement.


          If the Collateral Agent determines (an "Insufficiency Determination") that U.S. Government obligations pledged by any Seller as substitute collateral fail to meet the foregoing requirements at any valuation, or that that Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or shares of Marketable Securities covered by that Contract, and that failure is not cured by the close of business on the next business day after that determination, then, unless a Collateral Event of Default (as defined below) under that Collateral Agreement has occurred and is continuing, the Collateral Agent will commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of those sales, of shares of Common Stock or shares of Marketable Securities, in an amount sufficient to cause the collateral to meet the requirements under that Collateral Agreement. The Collateral Agent will discontinue those sales and purchases if at any time a Collateral Event of Default under the Collateral Agreement has occurred and is continuing. A "Collateral Event of Default" under a Seller's Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at that time, failure of the collateral to consist of at least the maximum number of shares of Common Stock covered by the Seller's Contract at that time (or, if a Reorganization Event has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (or the then-Average Market Price per share of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of Marketable Securities) covered by that Contract at that time and (y) the number of shares of Common Stock (or shares of Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

          The occurrence of a Collateral Event of Default under a Collateral Agreement, or the bankruptcy or insolvency of a Seller, will cause an automatic acceleration of that Seller's obligations under its Contract. In any such event, that Seller will become obligated to deliver the initial number of shares of Common Stock (or, after a Reorganization Event, the Marketable Securities or cash or a combination of Marketable Securities and cash deliverable instead of those shares of Common Stock) covered by that Seller's Contract, or any U.S. Government obligations then pledged as collateral for the Seller's obligations.

          Upon any acceleration under a Collateral Agreement, (i) the Collateral Agent will distribute to the Trust, for distribution pro rata to the holders, the shares of Common Stock then pledged by the Defaulting Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by the Defaulting Seller, or a combination of Common Stock and cash (or, after a Reorganization Event, the Marketable Securities then pledged by the Defaulting Seller, cash generated from the liquidation of U.S. Government obligations then pledged by the Defaulting Seller, or a combination of Marketable Securities and cash) and (ii) the Custodian will liquidate a proportionate amount of the U.S. Treasury securities acquired by the Trust at closing and then held by the Trust and distribute the proceeds pro rata to the holders. After any distributions upon acceleration and liquidation in accordance with the foregoing sentence, the number of shares of Common Stock or Marketable Securities, as applicable, deliverable to holders on the Exchange Date will be proportionately reduced. In addition, if, by the Exchange Date, any substitute collateral has not been replaced by Common Stock (or, after a Reorganization Event, cash or Marketable Securities) sufficient to meet the obligations under any Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the holders the market value of the Common Stock required to be delivered under that Contract, in the form of any shares of Common Stock then pledged by the Sellers plus cash generated from the liquidation of U.S. Government obligations then pledged by the Sellers (or, after a Reorganization Event, the market value of the alternative consideration required to be delivered under that Contract, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged).

          DESCRIPTION OF THE SELLERS. The Sellers are _________________. Please see the caption "Selling Stockholders" in the Company's prospectus for information about the Sellers.

THE U.S. TREASURY SECURITIES

          The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the METS and the payment dates under the METS. Up to 30% of the Trust's total assets may be invested in these U.S. Treasury securities. If any Contract is accelerated, then a proportionate amount of those U.S. Treasury securities then held in the Trust will be liquidated by the Administrator and the proceeds of that liquidation will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration".

TEMPORARY INVESTMENTS

          For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Not more than 5% of the Trust's total assets will be invested in those short-term obligations or held in cash at any one time.

INVESTMENT RESTRICTIONS

          As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the METS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts including futures contracts; or make loans (other than the purchase of stripped U.S. Treasury securities as described in this Prospectus). The Trust also has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust.

          Because of the foregoing limitations, the Trust's investments will be concentrated in the [________________] industry, which is the industry in which the Company operates. The Trust is not permitted to purchase restricted securities.

                             DESCRIPTION OF THE METS

          Each METS represents an equal proportional interest in the Trust, and a total of _______ METS will be issued (assuming no exercise of the Underwriters' over-allotment option). Upon liquidation of the Trust, holders are entitled to share pro rata in the net assets of the Trust available for distribution. The METS have no preemptive, redemption or conversion rights. METS are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the METS offered hereby and those sold to the initial holder referred to below. See "Underwriting".

DISTRIBUTIONS


          The Trust intends to distribute to holders on a quarterly basis an amount equal to $____ per METS (which amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust). The first distribution, reflecting the Trust's operations from the date of this offering, will be made on [ October] __, 1999 to holders of record as of the preceding Business Day. Distributions will then be made on [ January __, April __, July __ and October __] of each year to holders of record as of the preceding Business Day. Part of each distribution should be treated as a tax-free return of the holder's investment. See "Description of the METS--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations--Recognition of Interest on the U.S. Treasury Securities".


          Upon termination of the Trust, as described under the caption "The Trust--Trust Termination", each holder will receive any remaining net assets of the Trust.

          The Trust does not permit the reinvestment of distributions.

TAX TREATMENT OF DISTRIBUTIONS

          The following table sets forth information regarding the distributions to be received on the U.S. Treasury securities to be acquired by the Trust with part of the proceeds of the Offering (assuming no exercise of the Underwriters' over-allotment option), the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities) on those U.S. Treasuries with respect to a holder who acquires its METS at the issue price from an Underwriter pursuant to the original offering. See "Certain Federal Income Tax Considerations--Recognition of Original Issue Discount on the U.S. Treasury Securities".

                                                              ANNUAL GROSS                                ANNUAL INCLUSION OF
                                    ANNUAL GROSS           DISTRIBUTIONS FROM       ANNUAL RETURN OF        ORIGINAL ISSUE
                                 DISTRIBUTIONS FROM          U.S. TREASURIES           CAPITAL PER             DISCOUNT
YEAR                              U.S. TREASURIES             PER SECURITY             SEECURITY        IN INCOME PER SECURITY
----                             ------------------        -------------------     ----------------     ----------------------
1999...........................
2000...........................
2001...........................
2002...........................


          The annual distribution of $____ per METS is payable quarterly on each [ January __, April __, July __ and October __,] commencing [ October] __, 1999. Quarterly distributions on the METS will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock.


VOTING


          Holders are entitled to a full vote for each METS held on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Deutsche Bank Securities Inc. , as the initial holder of METS of the Trust. The Trust intends to hold annual meetings as required by the rules of [the NYSE.] The Trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the Amended and Restated Trust Agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding METS, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the holders of record of 10% of the METS or to vote on other matters upon the written request of the holders of record of 51% of the METS (unless substantially the same matter was voted on during the previous 12 months). The Trustees will establish, and notify the holders in writing of, the record date for each such meeting. The record date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other holders as required by the Investment Company Act.


BOOK-ENTRY-ONLY ISSUANCE

          The Depository Trust Company ("DTC") will act as securities depository for the METS. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The METS offered hereby will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global METS certificates will be issued, representing in the aggregate the total number of METS, and will be deposited with DTC.

          DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

          Purchases of METS within the DTC system must be made by or through Direct Participants, which will receive a credit for the METS on DTC's records. The ownership interest of each actual purchaser of a METS ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased METS. Transfers of ownership interests in METS are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in METS, except upon a resignation of DTC.

          DTC has no knowledge of the actual Beneficial Owners of the METS; DTC's records reflect only the identity of the Direct Participants to whose accounts those METS are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

          Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

          Payments on the METS will be made to DTC. DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of that Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements that may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of those payments to Direct Participants is the responsibility of DTC, and disbursement of those payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

          Except as provided herein, a Beneficial Owner of an interest in a global METS will not be entitled to receive physical delivery of METS. Accordingly, each Beneficial Owner must rely on the procedures of DTC to exercise any rights under the METS.

          DTC may discontinue providing its services as securities depository with respect to the METS at any time by giving reasonable notice to the Trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the METS will be printed and delivered.


                                  RISK FACTORS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT
AND NO CHANGE IN ASSETS

          The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its Trustees and will not have any separate investment adviser.

          The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers (or if, after a Reorganization Event, comparable developments occur affecting any Marketable Securities or the issuer of those Marketable Securities).

          Similarly, the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust, even if their value falls significantly.

LIMITED OPPORTUNITY FOR INCREASE IN VALUE; RISK
OF DEPRECIATION IN COMMON STOCK

          Because the Contracts allow the Sellers to deliver less than a full share of Common Stock for each outstanding METS if the Average Market Price exceeds the Initial Price, the METS have more limited appreciation potential than the Common Stock. If the price of Common Stock rises, a holder of a METS will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Common Stock over $____. On the other hand, holders of METS will suffer any fall in the value of the Common Stock. The value of the Common Stock to be received by holders on the Exchange Date (and any cash received in lieu of those shares) may be less than the amount paid for the METS. Furthermore, the METS may trade below the value of the Common Stock if the Common Stock appreciates in value.

FIXED RATE OF DISTRIBUTIONS

          The distributions on the METS will be at a higher rate than the dividends paid on the Common Stock in the past year. However, the dividend on the Common Stock may be raised to a level higher than the distributions on the METS, which will not increase.


DILUTION ADJUSTMENTS

          The number of shares of Common Stock that holders are entitled to receive at the termination of the Trust will be adjusted for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contracts--Dilution Adjustments". The number of shares to be received by holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the Contracts to the price of the Common Stock, these other events may adversely affect the trading price of the METS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales.

NON-DIVERSIFIED STATUS

          The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the Trust will be the U.S. Treasury securities and the Contracts. As a result, an investment in the Trust will be riskier than an investment in an investment company with diversified investments.

TRADING VALUE AFFECTED BY COMMON STOCK PRICE
AND OTHER FACTORS

          The Trust is a newly organized closed-end investment company with no previous operating history and the METS are innovative securities. It is not possible to predict how the METS will trade in the secondary market.

          The trading prices of the METS in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the

Common Stock may fluctuate, due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded or the market segment of which the Company is a part. The trading price of the METS may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the METS and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the METS will tend to trade at a premium to the market value of the Common Stock to the extent the Common Stock price falls and at a discount to the market value of the Common Stock to the extent the Common Stock price rises. There can, however, be no assurance that the METS will trade at a premium to the market value of the Common Stock.

          Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will fall. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

LIMITED TRADING MARKET FOR METS


          Deutsche Bank Securities Inc. currently intends, but is not obligated, to make a market in the METS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the METS. Deutsche Bank Securities Inc. may cease to make a market in the METS at any time without notice. Application will be made to list the METS on the [______]. Assuming the acceptance of that application, there can be no assurance that the METS will not later be delisted or that trading in the METS on the [_______] will not be suspended. If the METS are delisted or suspended from trading on that exchange, the Trust will apply for listing of the METS on another national securities exchange or for quotation on another trading market. If the METS are not listed or traded on any securities exchange or trading market, or if trading of the METS is suspended, pricing information for the METS may be more difficult to obtain, and the price and liquidity of the METS may be adversely affected.


SHAREHOLDER RIGHTS

          Holders of the METS will not be entitled to any rights with respect to the Common Stock unless and until they actually receive Common Stock in exchange for the METS. For example, holders of METS will not be entitled to vote the shares of Common Stock or receive dividends.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

          The following discussion of the principal United States federal income tax consequences of ownership of METS represents the opinion of Sullivan & Cromwell, counsel to the Trust. It deals only with METS held as capital assets by a holder who acquires its METS at the issue price from an Underwriter pursuant to the original offering, and not with special classes of holders, such as dealers in securities or currencies, traders that mark to market, banks, life insurance companies, persons who are not United States Holders (as defined below), persons that hold METS that are part of a hedging transaction, straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations under the Code, published rulings and court decisions, all as currently in effect and all subject to change or different interpretation at any time, perhaps with retroactive effect. It should be noted that the Trust has not sought a ruling from the Internal Revenue Service with respect to the federal income tax consequences of ownership of METS, and the Internal Revenue Service is not required to agree with the opinion of Sullivan & Cromwell.

          PROSPECTIVE PURCHASERS OF METS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE CONSEQUENCES, IN THEIR PARTICULAR CIRCUMSTANCES, UNDER THE CODE AND THE LAWS OF ANY STATE, LOCAL OR OTHER TAXING JURISDICTION, OF OWNERSHIP OF METS.

          A United States Holder is a beneficial owner of METS who or that is
(i) a citizen or resident of the United States, (ii) a domestic corporation,
(iii) an estate the income of which is subject to United States federal income tax without regard to its source or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust.

          Holders should also be aware that there are alternative characterizations of the assets of the Trust which could result in different federal income tax consequences. See "Alternative Characterizations" below. While Sullivan & Cromwell does not believe these alternative characterizations should apply for federal income tax purposes, there can be no assurance in this regard, and holders should consult their tax advisors concerning the risks associated with alternative characterizations. The following discussion assumes that no such alternative characterizations will apply.

          TAX STATUS OF THE TRUST. The Trust will be treated as a grantor trust for federal income tax purposes, and each holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts in the Trust under the grantor trust rules of the Code. Income received by the Trust will be treated as income of the holders in the manner set forth below.

          RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE U.S. TREASURY SECURITIES. The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A holder will be required to treat its pro rata portion of each U.S. Treasury security initially acquired by the Trust as a bond that was originally issued on the date the Trust acquired the relevant U.S. Treasury securities and will include original issue discount in income over the life of the U.S. Treasury securities in an amount equal to the holder's pro rata portion of the excess of the amounts payable on those U.S. Treasury securities over the value of the U.S. Treasury securities at the time the Trust acquires them. The amount of that excess will constitute only part of the total amounts payable in respect of U.S. Treasury securities held by the Trust, however. Consequently, a substantial portion of each quarterly cash distribution to the holders will be treated as a tax-free return of the holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax purposes. See "Description of the METS--Tax Treatment of Distributions".

          A holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. The Trust expects that more than 20% of the holders will be accrual basis taxpayers, in which case original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust also will be required to be included in income by the holders as it is accrued. Unless a holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, that original issue discount will be accrued on a straight-line basis.

          TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACTS. A holder's initial tax basis in the Contracts and the U.S. Treasury securities, respectively, will equal its pro rata portion of the amounts paid for them by the Trust. It is currently anticipated that ____% and ____% of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury securities and as payments for the Contracts, respectively. A holder's tax basis in the U.S. Treasury securities will be increased by the amounts of original issue discount included in income in respect of U.S. Treasury securities and decreased by each amount of cash received in respect of U.S. Treasury securities.

          TREATMENT OF THE CONTRACTS. Each holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock or cash, Marketable Securities or a combination of Common Stock, Marketable Securities and cash delivered to the Trust.

          DISTRIBUTION OF THE COMMON STOCK. The delivery of Common Stock to the Trust pursuant to the Contracts and the Trust's distribution of Common Stock to the holders will not be taxable to the holders. Each holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts less the portion of that basis allocable to any fractional shares of Common Stock for which cash is received. A holder will recognize short-term capital gain or loss upon receipt by the Trust of cash in lieu of fractional shares of Common Stock equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in those fractional shares. The holding period for the Common Stock will begin on the day after it is acquired by the Trust.

          DISTRIBUTION OF CASH. If the Trust receives cash upon settlement of the Contracts, a holder will recognize capital gain or loss equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in the Contracts settled for cash. Any gain or loss will be capital gain or loss which is taxable to holders as described below under "Sale of METS".

          SALE OF METS. A holder who sells METS will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contracts underlying the METS. As a result, the holder will recognize capital gain or loss equal to the difference between the amount realized and the holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Trust has held the relevant property for more than one year. Long-term capital gain of an individual holder will be subject to a maximum tax rate of 20%.

          ALTERNATIVE CHARACTERIZATIONS. Sullivan & Cromwell believes the Contracts should be treated for federal income tax purposes as prepaid forward contracts for the purchase of a variable number of shares of Common Stock.

          The Internal Revenue Service could conceivably seek to treat the Contracts differently. The Internal Revenue Service might, for example, seek to treat the cash paid to the Sellers pursuant to the Contracts as loans to the Sellers in exchange for contingent debt obligations of the Sellers. If the Internal Revenue Service were to prevail in making such an assertion, a holder might be required to include original issue discount in income over the life of the METS at a market rate of interest for the Seller, taking account of all the relevant facts and circumstances. In addition, a holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Common Stock received on the Exchange Date (or the proceeds from cash settlement of the Contracts) over the aggregate of the basis of the Contracts and any interest on the Contracts previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The Internal Revenue Service could also conceivably take the view that a holder should include in income the amount of cash actually received each year on the METS.

          BACKUP WITHHOLDING AND INFORMATION REPORTING. The payments of principal and original issue discount on the U.S. Treasury securities, and the proceeds received from cash settlement of the Contracts or the sale of METS, may be subject to U.S. backup withholding tax at the rate of 31% if the holder of those METS fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against that holder's U.S. federal income tax liability and may entitle that holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

          After the end of each calendar year, the Trust will furnish to each record holder of METS an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust. The Trust will also furnish annual information returns to each record holder of the METS and to the Internal Revenue Service.

                                  UNDERWRITING

          Subject to the terms and conditions of the Underwriting Agreement, the Trust has agreed to sell the METS to the Underwriters, and the Underwriters have agreed to purchase the METS from the Trust.

          Under the terms and conditions of the Underwriting Agreement, the Underwriters are committed to take and pay for all of the METS offered hereby, if any are taken.


          The Underwriters propose to offer the METS in part directly to the public at the price to the public set forth on the cover page of this Prospectus and in part to certain securities dealers at that price less a concession of $____ per METS. The Underwriters may allow, and those dealers may re-allow, a concession not more than $____ per METS to certain brokers and dealers. After the METS are released for sale to the public, the offering price and other selling terms may from time to time be varied by the Underwriters. The sales load of $__________ per METS is equal to ____% of the initial public offering price. Investors must pay for any METS purchased in the initial public offering on or before [ July] __, 1999.


          In connection with the offering, the Underwriters may purchase and sell the METS and the Common Stock in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with the offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a fall in the market price of the securities or the Common Stock; and short positions created by the Underwriters involve the sale by the Underwriters of a greater number of METS than they are required to purchase from the Trust in the offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the METS sold in the offering may be reclaimed by the syndicate if those securities are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the METS which may be higher than the price that might otherwise prevail in the open market, and these activities, if commenced, may be discontinued at any time. These transactions may be effected on the [NYSE], in the over-the-counter market or otherwise.

          In light of the fact that proceeds from the sale of the METS will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriters the Underwriters' Compensation of $____ per METS.

          The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this Prospectus to purchase up to an aggregate of _______ additional METS solely to cover over-allotments, if any. If the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each METS so purchased.


          The Sellers and the Company have agreed that, during the period beginning from the date of this Prospectus and continuing to and including the date 90 days after the date of this Prospectus, they will not offer, sell, contract to sell or otherwise dispose of any Common Stock or other securities of the Company (other than pursuant to employee stock option plans existing, or on the conversion or exchange of convertible or exchangeable securities outstanding, on the date of this Prospectus) which are substantially similar to the Common Stock or which are convertible or exchangeable into Common Stock or other securities which are substantially similar to the Common Stock, without the prior written consent of Deutsche Bank Securities Inc.

          The METS will be a new issue of securities with no established trading market. Application has been made to list the METS on the ________. Deutsche Bank Securities Inc. [and _______] have advised the Company that they intend to make a market in the METS, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the METS.


          The Underwriters have informed the Trust that they will not confirm sales to any accounts over which they exercise discretionary authority without specific written approval of those transactions by the customer.

          The Company and the Sellers have agreed to indemnify the Underwriters against certain liabilities, including certain liabilities under the Securities Act of 1933.

          One METS has been subscribed for by Deutsche Bank Securities Inc. at an aggregate purchase price of $100,000. No METS will be sold to the public until the METS subscribed for have been purchased and the purchase price of the METS paid in full to the Trust.



                                VALIDITY OF METS


          The validity of the METS will be passed upon for the Trust by Sullivan & Cromwell, New York, New York, and for the Underwriters by
______________________________________, New York, New York.


                                     EXPERTS

          The financial statement included in this Prospectus has been audited by _______________, independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon that opinion given upon the authority of that firm as experts in accounting and auditing.


                               FURTHER INFORMATION

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the METS offered hereby. More information concerning the METS and the Trust may be found in the Registration Statement of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the SEC's office in Washington, D.C., and copies of all or any part of the Registration Statement may be obtained from that office after payment of the fees prescribed by the SEC. The Registration Statement is also available on the SEC's website (http://www.sec.gov).

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Securityholders of METS Trust:


          We have audited the accompanying statement of assets and liabilities of METS Trust as of July __, 1999. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


          We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.



          In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of METS Trust, as of July __, 1999 in conformity with generally accepted accounting principles.





New York, New York
July __, 1999

                                   METS TRUST
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY __, 1999


                                     ASSETS

Cash............................................................     $   100,000
                                                                     -----------
Total assets....................................................     $   100,000
                                                                     ===========


                                   LIABILITIES

 ................................................................    $          0
                                                                    ------------
NET ASSETS

Balance applicable to 1 METS outstanding........................     $   100,000
                                                                     -----------
Net asset value per METS........................................     $   100,000
                                                                     ===========

------------------

(1) METS Trust (the "Trust") was established on May 3, 1999 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. Costs incurred in connection with the organization of the Trust will be paid by the Underwriters.


(2) The Trust proposes to sell Mandatory Exchangeable Trust Securities ("METS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

     The Trust is a newly organized, finite-term trust established to purchase and hold a portfolio of stripped U.S. treasury securities and a prepaid forward contract to purchase common stock with existing shareholders of [Company] relating to the Common Stock of [Company]. The Trust will be internally managed and will not have an investment adviser. The administration of the Trust, which will be overseen by the trustees, will be carried out by ____________________ as trust administrator. ____________________ will also serve as custodian, paying agent, registrar and transfer agent with respect to the METS. Ongoing fees and anticipated expenses for the term of the Trust will be paid for by
     ____________________.

(3) The Trust issued one METS on July __, 1999 to Deutsche Bank Securities Inc. in consideration for the aggregate purchase price of $100,000.

     The Amended and Restated Trust Agreement provides that before the offering, the Trust will split the outstanding METS to be effected on the date that the price and underwriting discount of the METS being offered to the public is determined, but before the sale of the METS to the Underwriters. The initial METS will be split into the smallest whole number of METS that would result in the per METS amount recorded as shareholders' equity after effecting the split not exceeding the Public Offering price per METS.

                                    GLOSSARY

          "Administration Agreement" means the Administration Agreement between the Trust and ______________________, as Trust Administrator.

          "Administrator" means ___________________ (or its successor) in its capacity as Trust Administrator under the Administration Agreement.

          "Amended and Restated Trust Agreement" means the trust agreement dated as of May 3, 1999 pursuant to which the Trust was formed, as amended and restated as of [_________ __], 1999.

          "Appreciation Threshold Price" means $_______.

          "Average Market Price" per share of Common Stock on any date means the average Closing Price per share of Common Stock for the 20 Trading Days immediately before, but not including, that date.

          "Beneficial Owner" means an actual purchaser of a METS, which will not receive written confirmation from DTC of their purchases of METS but which are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased METS.

          "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

          "Cash Delivery Obligations" means, for any Seller after a Reorganization Event, the Transaction Value of any consideration other than Marketable Securities received by that Seller in exchange for the maximum number of shares covered by its Contract at the time of the Reorganization Event.

          "Cash Settlement Alternative" means the provision of each Contract that permits the Seller to elect to pay cash upon settlement of that Contract in an amount equal to the then Average Market Price of the number of shares of Common Stock deliverable thereunder.

          "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on that date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of that event.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Collateral Agent" means _________________ (or its successor) in its capacity as Collateral Agent under the Collateral Agreements.

          "Collateral Agreements" means the Collateral Agreements between the Sellers and ______________________, as Collateral Agent, securing the Sellers' obligations under their respective Contracts.

          "Collateral Event of Default" under any Seller's Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at or before that time, failure of the collateral to consist of at least the maximum number of shares of Common Stock covered by that Seller's Contract at that time (or, if a Reorganization Event has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged pursuant to the Collateral Agreement); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities deliverable pursuant to the Contracts) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (or the then-Average Market Price per share of those Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of those Marketable Securities) covered by that Contract at that time and (y) the number of shares of Common Stock (or shares of those Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

          "Common Stock" means the Common Stock, par value $__ per share, of the Company.

          "Company" means [Company], a ___________ corporation.


          "Company Prospectus" means the prospectus of the Company, dated [ July] __, 1999 (pages A-1 through A-o hereof), which describes the Company and the shares of Common Stock deliverable to the holders upon mandatory exchange of the METS on the Exchange Date.


          "Company Successor" means a surviving entity or subsequent entity of the Company.


          "Contracts" means the prepaid forward purchase contracts between the Sellers and the Trust relating to the Common Stock.


          "Custodian"  means   __________________  (or  its  successor)  in  its
capacity as Custodian under the Custodian Agreement.

          "Custodian Agreement" means the Custodian Agreement between the Trust and ______ ________________________, as Custodian.

          "Defaulting Seller" means a Seller with respect to which a Collateral Event of Default has occurred under that Seller's Collateral Agreement or that is the subject of a bankruptcy or insolvency.

          "Direct Participants" means Participants of DTC, including brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, that are direct Participants of DTC.

          "DTC" means The Depository Trust Company.

          "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination will be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.


          "Exchange Date" means [ July] __, 2002.


          "Exchange Rate" means the rate of exchange of Common Stock for METS on the Exchange Date, and will be determined as follows (adjusted in certain events):

          o if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

          o if the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0.____ shares of Common Stock; and

          o if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

          "Excluded   Distribution"  means  any  Permitted  Dividend,  any  cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event.

          "holders" means the registered holders of the METS.

          "Indirect Participants" means Participants of DTC, such as securities brokers and dealers, banks and trust companies, that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly.

          "Initial Price" means $_______.

          "Insufficiency Determination" means a determination by the Collateral Agent that U.S. Government obligations pledged by any Seller as substitute collateral fail to meet the requirements specified in the Collateral Agreement at any valuation, or that that Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or shares of Marketable Securities covered by that Seller's Contract.

          "Investment Company Act" means the Investment Company Act of 1940, as amended.

          "majority of the Trust's outstanding METS" means the lesser of (i) 67% of the METS represented at a meeting at which more than 50% of the outstanding METS are represented, and (ii) more than 50% of the outstanding METS.

          "Managing Trustee" means the Trustee of the Trust designated to serve as Managing Trustee.

          "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by The NASDAQ National Market.

          "METS" means the $_____ Mandatory Exchangeable Trust Securities of the Trust.

          "NYSE" means the New York Stock Exchange.

          "Participants" means participants of DTC.

          "Paying Agent" means ____________________ (or its successor) in its capacity as transfer agent, registrar and Paying Agent under the Paying Agent Agreement.

          "Paying Agent Agreement" means the Paying Agent Agreement between the Trust and __________________________, as transfer agent, registrar and Paying Agent.


          "Permitted  Dividend"  means any quarterly cash dividend on the Common
Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Common Stock of more than ___%.


          "Pricing Date" means the date that a Rollover Offering is priced.

          "Reorganization Event" means (A) any consolidation or merger of the Company, or any Company Successor, with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

          "SEC" means the Securities and Exchange Commission.

          "Sellers" means [list Selling Stockholders].

          "Then-Current Market Price" of the Common Stock, in respect of any dilution adjustment, means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, immediately before the earlier of the time that adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Days will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock before those five Trading Days will be the Then-Current Market Price.

          "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

          "Transaction Value" means (i) for any cash received in a Reorganization Event, the amount of cash received per share of Common Stock,
(ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in a Reorganization Event, an amount equal to the average Closing Price per share of those securities on the 20 Trading Days immediately before the Exchange Date multiplied by the number of those securities received for each share of Common Stock; provided that if no Closing Price for those Marketable Securities is determined for one or more (but not all) of those Trading Days, those Trading Days will be disregarded in the calculation of that average Closing Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all those Trading Days, the calculation in the preceding clause (iii) will be based on the most recently available Closing Price for the Marketable Securities before those 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) will be adjusted if a dilution event of the type described above occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date. For purposes of determining the Transaction Value, the terms "Trading Day" and "Closing Price" will have the same meanings, as applied to those Marketable Securities, as these terms have as applied to the Common Stock for purposes of determining the Average Market Price.

          "Trust" means the METS Trust.

          "Trustees" means the three trustees who will internally manage the Trust.


          "Underwriters" means Deutsche Bank Securities Inc. [and ________], the Underwriters of the METS.


          "Underwriters' Compensation" means the compensation of $____ per METS payable to the Underwriters by the Sellers pursuant to the Underwriting Agreement.

          "United States Holders" means a beneficial owner of METS who or that is (i) a citizen or resident of the United States, (ii) a domestic corporation or (iii) otherwise covered by United States federal income taxation on a net income basis in respect of METS.

=================================================================     =============================================================

     NO PERSON HAS BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR
MAKE ANY  REPRESENTATIONS  OTHER  THAN  THOSE  CONTAINED  IN THIS
PROSPECTUS,   AND,  IF  GIVEN  OR  MADE,   SUCH   INFORMATION  OR                             ___________ SECURITIES
REPRESENTATIONS   MUST  NOT  BE  RELIED   UPON  AS  HAVING   BEEN
AUTHORIZED.  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL
OR A SOLICITATION  OF ANY OFFER TO BUY ANY SECURITIES  OTHER THAN                                   METS TRUST
THE  SECURITIES  TO WHICH IT  RELATES OR ANY OFFER TO SELL OR THE
SOLICITATION   OF  ANY  OFFER  TO  BUY  SUCH  SECURITIES  IN  ANY
CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.
                                                                                      $_____ MANDATORY EXCHANGEABLE TRUST
                   ---------------------------                                                     SECURITIES (METS)

                        TABLE OF CONTENTS
                                                             PAGE                         -------------------------
                                                             ----
Prospectus Summary.........................................    2
The Trust..................................................    7                                 PROSPECTUS
Use of Proceeds............................................    9
Investment Objective and Policies..........................   10
Description of the METS....................................   19                          -------------------------
Risk Factors...............................................   21
Certain Federal Income Tax Considerations..................   23
Underwriting...............................................   25
Validity of METS...........................................   26
Experts....................................................   26
Further Information........................................   26
Report of Independent Accountants..........................   27
Statement of Assets and Liabilities........................   28
Glossary...................................................   29                          DEUTSCHE BANC ALEX. BROWN
Appendix A: Prospectus of [Company]........................

                   ---------------------------










     UNTIL  ________,  1999 (25 DAYS AFTER THE DATE OF THIS METS)
ALL DEALERS THAT EFFECT  TRANSACTIONS IN THE METS, WHETHER OR NOT
PARTICIPATING  IN THIS  OFFERING,  MAY BE  REQUIRED  TO DELIVER A
PROSPECTUS.  THIS IS IN ADDITION TO THE  DEALERS'  OBLIGATION  TO
DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT
TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.


=================================================================     =============================================================

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a)    Financial Statements
           Part A --  Report of Independent Accountants.
                      Statement of Assets and Liabilities.
           Part B --  None.

    (b)    Exhibits

           2.a.(i)      Trust  Agreement+

           2.a.(ii)     Form of Amended and Restated Trust Agreement*
           2.d          Form of Specimen Certificate of Mandatory Exchangeable
                        Trust Security (included in Exhibit 2.a.(ii))*
           2.h          Form of Underwriting Agreement*
           2.j          Form of Custodian Agreement*
           2.k.(i)      Form of Administration Agreement*
           2.k.(ii)     Form of Paying Agent Agreement*
           2.k.(iii)    Form of Purchase Contract*
           2.k.(iv)     Form of Collateral Agreement*
           2.k.(v)      Form of Fund Expense Agreement*
           2.k.(vi)     Form of Fund Indemnity Agreement*
           2.l          Opinion and Consent of Counsel to the Trust*
           2.n.(i)      Tax Opinion of Counsel to the Trust (Consent contained
                        in Exhibit 2.n.(i))*
           2.n.(iii)    Consent of Independent Public Accountants*
           2.n.(iv)     Consents to Being Named as Trustee*
           2.p          Form of Subscription Agreement*
           2.r          Financial Data Schedule*


---------------------------

  +  Previously filed.
  *  To be filed by amendment.



ITEM 25.  MARKETING ARRANGEMENTS

          See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

          The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees........................................................   $
[stock exchange] listing fee.............................................
Printing (other than certificates).......................................
Fees and expenses of qualification under state securities laws
  (excluding fees of counsel)............................................
Accounting fees and expenses.............................................
Legal fees and expenses..................................................
NASD fees................................................................
Miscellaneous............................................................
Total....................................................................   $
                                                                            ====

ITEM 27.  PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


          Before May 3, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one METS with Deutsche Bank Securities Inc. and an Underwriting Agreement with respect to _________ METS with Deutsche Bank Securities Inc.


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

TITLE OF CLASS                                                    RECORD HOLDERS
--------------                                                    --------------
Mandatory Exchangeable Trust Securities (METS).................          1

ITEM 29.  INDEMNIFICATION

          The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

          The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(iii) to this Registration Statement provide for indemnification to the Custodian,
Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that the Sellers will indemnify the Trust for certain indemnification expenses incurred under the Amended and Restated Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Not Applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS


          The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Deutsche Bank Securities Inc., 130 Liberty Street, New York, New York 10006 and at the offices of ___________________, _______________________________________, the Registrant's Administrator,
Custodian, paying agent, transfer agent and registrar.


ITEM 32.  MANAGEMENT SERVICES

          Not applicable.

ITEM 33.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

          (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 20th day of July, 1999.


                                         METS Trust


                                         By:  /s/ MIHIR BHATTACHARYA
                                             -----------------------------------
                                             Name:   Mihir Bhattacharya
                                             Title:  Trustee

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.


              Name                     Title                            Date
              ----                     -----                            ----

/s/ MIHIR BHATTACHARYA
--------------------------    -----------------------------      ---------------
Mihir Bhattacharya            Principal Executive Officer,       July 20, 1999
                              Principal Financial Officer,
                              Principal Accounting Officer
                              and Trustee

                                  EXHIBIT INDEX



                                                                      SEQUENTIAL
EXHIBIT                                                                  PAGE
NUMBER             DESCRIPTION                                          NUMBER
------             -----------                                          ------

2.a.(i)    Trust  Agreement+
2.a.(ii)   Form of Amended and Restated Trust Agreement*
2.d        Form of Specimen Certificate of Mandatory Exchangeable
           Trust Security (included in Exhibit 2.a.(ii))*
2.h        Form of Underwriting Agreement*
2.j        Form of Custodian Agreement*
2.k.(i)    Form of Administration Agreement*
2.k.(ii)   Form of Paying Agent Agreement*
2.k.(iii)  Form of Purchase Contract*
2.k.(iv)   Form of Collateral Agreement*
2.k.(v)    Form of Fund Expense Agreement*
2.k.(vi)   Form of Fund Indemnity Agreement*
2.l        Opinion and Consent of Counsel to the Trust*
2.n.(i)    Tax Opinion of Counsel to the Trust (Consent contained in
           Exhibit 2.n.(i))*
2.n.(iii)  Consent of Independent Public Accountants*
2.n.(iv)   Consents to Being Named as Trustee*
2.p        Form of Subscription Agreement*
2.r        Financial Data Schedule*


---------------------------


  +  Previously filed.
  *  To be  filed by  amendment.